2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
NOTE 2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Unaudited Interim Financial Information

The accompanying unaudited condensed consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial reporting. The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) which are, in the opinion of management, necessary to fairly state the operating results for the respective periods. Certain information and footnote disclosures normally present in annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted pursuant to such rules and regulations. These unaudited condensed consolidated financial statements should be read in conjunction with the financial statements and footnotes thereto, included in the Company’s 2015 Annual Report filed with the SEC on May 2, 2016. The interim results of operations are not necessarily indicative of the results to be expected for the full fiscal year or any future periods.

Principles of Consolidation

The condensed consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant inter-company balances and transactions have been eliminated in consolidation.

Reclassification

The Company has reclassified certain comparative amounts in the consolidated statements of income and comprehensive (loss) income for the six months ended June 30, 2015 to conform to the current year’s presentation. The principal reclassifications are related to 1) the separate presentation of provision for credit losses, which were previously included in general and administrative expenses; and 2) the separate presentation of product development expense, which was previously included in general and administrative expenses. The reclassifications provides more transparent and comprehensive information on the new CeraVest and CeraPay operations and provides more relevance to the operational focus the Company is shifting to. The reclassification did not have an impact on the reported total assets, liabilities, stockholders’ equity and net income.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. The most significant estimates and related assumptions include the assessment of the provision for doubtful accounts, the assessment of the impairment of tangible long-lived assets, the assessment of the valuation allowance on deferred tax assets and the assessment of the fair value of the commercial vehicles which is used in determining revenue recognition by reference to the retail market price. Actual results could differ from these estimates.

Currency Reporting

The Company uses U.S. dollars as its functional currency. The Company’s operations in China and Hong Kong use the local currencies - Renminbi (“RMB”) and Hong Kong dollar (“HKD”) as its functional currencies whereas amounts reported in the accompanying unaudited condensed consolidated financial statements and disclosures are stated in U.S. dollars, the reporting currency of the Company, unless stated otherwise. As such, the consolidated balance sheets of the Company have been translated into U.S. dollars at the current rates listed by the People’s Bank of China as of June 30, 2016 and December 31, 2015 and the consolidated statements of income and comprehensive income for the six months ended June 30, 2016 and 2015 have been translated into U.S. dollars at the average rates during the periods the transactions were recognized. The resulting translation adjustments are recorded as other comprehensive (loss) income. The following are the exchange rates used by the Company as of June 30, 2016 and December 31, 2015, and for the six months ended June 30, 2016 and 2015.

December 31, 2015
Exchange rates as of the date specified	6.4936:1 RMB to USD
7.7510:1 HKD to USD

Average exchange rates for the years ended	6.2245:1 RMB to USD
7.7521:1 HKD to USD

	June 30, 2016	June 30, 2015
Exchange rates as of the date specified	6.6312:1 RMB to USD	6.1136:1 RMB to USD
	7.7588:1 HKD to USD	7.7544:1 HKD to USD

Average exchange rates for the six-months ended	6.5264:1 RMB to USD	6.1294:1 RMB to USD
	7.7669:1 HKD to USD	7.7544:1 HKD to USD

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash equivalents include all highly liquid debt instruments with original maturities of three months or less which are not securing any corporate obligations. As of June 30, 2016 and December 31, 2015, the majority of cash, including restricted cash, was in RMB on deposit in PRC financial institutions under the Company’s PRC VIEs and subsidiaries, which the management believes are of high credit quality. Cash remittance in or out of the PRC are subject to the PRC foreign exchange control regulations pursuant to which PRC government approval is required for the Company to receive funds from or distribute funds outside the PRC.

Restricted Cash

As of June 30, 2016 and December 31, 2015, the restricted cash was $4,213 and $157, respectively, which was primarily composed of cash deposited into CeraVest loan investor accounts. These cash balances belong to the respective investors and therefore the Company does not have any control over those deposits.

Other financing Receivables, net

Other financing receivables, net represent current and overdue financing provided to registered customers on the CeraPay platform, usually with an original term of 30 days. Other financing receivables become overdue after an eight day grace period from the monthly due date.

Loans, net

Loans, net represents loans provided to small and medium sized businesses (“SMBs”) through the CeraVest platform with a six-month term and an interest rate of 8.62% per annum. It includes any amounts that are overdue. The SMBs are expected to repay the principal and interest to the Company in lump-sum at the maturity of the loan.

Borrowed funds from CeraVest loan investors

Borrowed funds from CeraVest loan investors represents 1) the funds provided by investors through the CeraVest platform for the purpose of funding CeraVest loans with a six-month term; and 2) the funds provided by investors through CeraVest Flex for the investment in the obligation rights generated by the Company on the CeraPay users. These payables bear interest at a weighted average interest rate of 8.32% for fixed and 8.03% for flexible term per annum as of June 30, 2016, respectively.

Provision for Credit Losses

The allowance for credit losses, which includes the allowance for other financing receivables and loans, net represents management’s estimate of probable losses inherent in the Company’s internet-based business. The Company determines that both the other financing receivables and loans, net represent large groups of smaller-balance homogeneous loans to the CeraPay and CeraVest customers based on their similar general credit risk characteristics, and evaluates the allowance for receivables due from CeraPay and CeraVest customers respectively.  When evaluating the credit losses, the Company normally bases it on its historical loss experience derived from the commercial vehicle sales, leasing and support business, which has a similar credit portfolio with the existing internet-based borrowers, and also makes reference to the experience of other entities in the same business.

The Company performs periodic and systematic detailed reviews of its other financing receivables and loans, net, to identify credit risks and to assess the overall collectability of those portfolios, and may adjust its estimates on allowance of credit losses when new circumstances arise.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of other financing receivables and loans, net. Credit risk concentration with respect to other financing receivables and loans, net is reduced because a large number of diverse customers over a wide geographic area make up the Company’s customer base.

Property, Equipment and Leasehold Improvements, net

Property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives. All depreciation is included in operating expenses on the accompanying consolidated statements of income and comprehensive (loss) income. Leasehold improvements are capitalized and amortized over the lesser of the life of the lease or the useful life of the related asset.

The estimated useful lives of property, equipment and leasehold improvements are as follows:

Useful life
Buildings	40 years
Equipment	5 - 10 years
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Expenditures for major additions or improvements that extend the useful lives of assets are capitalized. Minor replacements, maintenance and repairs that do not improve or extend the lives of such assets are expensed as incurred.

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition where the fair value is lower than the carrying value, measurement of an impairment loss is recognized in the consolidated statements of income and comprehensive income (loss) for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. No impairment of long-lived assets was recognized for the periods presented.

Fair Value of Financial Instruments

Financial instruments consist primarily of cash and cash equivalents, restricted cash, prepaid expenses, other financing receivables, loans, short-term bank borrowings, borrowed funds from CeraVest loan investors, financing payables, related parties, other payables and accrued liabilities, income taxes payable, and current portion of long-term bank borrowings. The carrying amounts of the short-term financial instruments at June 30, 2016 and December 31, 2015 approximated their fair values because of their short maturities or existence of variable interest rates, which reflect current market rates. For long-term financial instruments, the carrying amount approximates its fair value since the interest rates applied to determine the carrying amount is close to the market interest rates for similar types of long-term instruments. When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information that the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income or loss.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs are used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

As of June 30, 2016 and December 31, 2015, there were no assets or liabilities within the continued operations that were measured and reported at fair value on a recurring basis.

Comprehensive (Loss) Income

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist solely of foreign currency translation adjustments during the periods ended June 30, 2016 and 2015.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, including among others. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Revenue Recognition

Service Charges

Service charges consists of various fees. For CeraPay it includes transaction fees, penalty fees and late fees. We charge merchants transaction fees for accepting CeraPay payments and those fees are recognized when collected. We charge CeraPay users with penalties and late fees if they become delinquent in repaying any outstanding monthly CeraPay balance. Those fees are recognized when their collectability is reasonably assured.

CeraVest fees are derived from borrowers. We charge borrowers with penalties and late fees, which are classified as service charges, if they become delinquent in repaying a CeraVest loan. Those fees are recognized when their collectability is reasonably assured.

Interest Income

Interest income consists of the interest income generated from CeraVest loans and bank deposits. We recognize interest income on CeraVest loans based on the effective interest rate method over the term of the financing period. We also charge borrowers an origination fee upon the establishment of CeraVest loans and amortize it throughout the period of the loan.

Recognition of income is suspended and a receivable is placed on non-accrual status when management determines that collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the receivable becomes contractually current and/or collection doubts are removed. Cash receipts on impaired loans are recorded against the loan principle and then to any unrecognized income.

Property lease and management

Minimum contractual rental income related to office leases are recognized on a straight-line basis over the terms of the respective leases. Straight-line rental revenue commences when the customer assumes control of the leased premises. In accordance with the Company’s standard lease terms, rental payments are generally due on a monthly basis. Tenant recovery revenue includes payments from tenants as reimbursements for management fees and utilities, etc., which are recognized when the related expenses are incurred. Rental from office lease and tenant recovery revenue together were recorded as “Property lease and management.”

Advertising

The Company expenses advertising costs as incurred. Advertising expenses totaled approximately $120 and $268 for the six months ended June 30, 2016 and 2015, respectively, and are included in selling and marketing expense in the accompanying consolidated statements of operations.

Product Development Expense

Our product development expense includes the costs associated with the engineering and technical headcount responsible for product development, as well as their associated costs. It includes labor and facilities-related costs for employees responsible for research and development of our existing and new products and services, as well as depreciation and equipment-related expenses.

Value added Tax and Business Tax

All of the Company’s operations are subject to VAT starting in May 2016. In the PRC, value added tax (the “VAT”) of 17% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Company; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the authorities. Service revenues are subject to a VAT of 6%.

Prior to May 2016, the Company’s PRC subsidiaries were subject to business tax of 5% for their revenues from the internet-based businesses, membership fee, interest from sales-type leases, management servicing fee, commission fee, revenues from tires, fuel and insurance financing services, and rental income. Since May 1, 2016, the Company has completed the transition from business tax to VAT as required by China’s new tax regulations.

Income Taxes

Income taxes are accounted for using an asset and liability method.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry forwards, and liabilities are measured using enacted tax rates in the applicable tax jurisdiction expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their expected period of realization. Realization of the deferred tax asset is dependent on generating sufficient taxable income in future years.

The Company recognizes interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The tax returns of the Company’s PRC VIEs and subsidiaries are subject to examination by the relevant tax authorities. The Company did not have any material interest or penalties associated with tax positions and did not have any significant unrecognized uncertain tax positions as of December 31, 2015 and 2014 respectively.

The Company’s Chinese subsidiaries are subject to taxation in the PRC. The PRC income tax returns are generally not subject to examination by the tax authorities for tax years before 2010. With a few exceptions, the tax years 2010 - 2015 remain open to examination by tax authorities in the PRC. The tax years 2012 - 2015 for US entities remains open to examination by tax authorities in the US.

Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief executive officer, in deciding how to allocate resources and assessing performance. All of the Company’s sales are generated in the PRC and substantially all of the Company’s assets are located in the PRC. The Company’s operations consist of two reporting and operating segments, the internet-based business and property lease and management business.

Earnings Per Share

The Company computes earnings (loss) per share (“EPS”) in accordance with generally accepted accounting principles. Companies with complex capital structures are to present basic and diluted EPS. Basic EPS is measured as the income available to ordinary shareholders divided by the weighted average ordinary shares outstanding for the period. For basic EPS, the weighted average number of shares outstanding for the period includes contingently issuable shares (i.e., shares issuable for little or no cash consideration upon the satisfaction of the conditions of a contingent stock agreement) as of the date that all necessary conditions have been met. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Basic and diluted (loss) earnings per share for each of the periods presented are calculated as follows:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015

Income (loss) from continuing operations	840	25	1,696	(3,037)
(Loss) income from discontinued operations, net of taxes	(835)	2,987	(1,207)	8,715
Net income	5	3,012	489	5,678

Earnings per share
Basic
Continuing operations	$0.04	$0.00	$0.07	$(0.13)
Discontinued operations	(0.04)	0.13	(0.05)	0.37
	$0.00	$0.13	$0.02	$0.24

Diluted
Continuing operations	$0.03	$(0.00)	$0.07	$(0.13)
Discontinued operations	(0.04)	0.12	(0.05)	0.36
	$(0.01)	$0.12	$0.02	$0.23

Weighted average shares outstanding
Basic	23,553,541	23,549,644	23,553,923	23,549,644
Diluted	24,070,599	24,258,035	24,130,698	24,262,250

Share-Based Payments

The Company records all share-based payment grants of employee stock options to employees in the financial statements based on their fair values on grant date and amortizes to expense on a straight-line basis over the vesting period. The Company used the Black-Scholes option-pricing model to estimate the fair value of the options at the date of grant for both the 2009 incentive plan and the 2015 incentive plan. On August 6, 2012, the Company’s board of directors determined to amend certain Share Option Award Agreements entered into pursuant to the 2009 incentive plan to reduce the exercise price per share thereunder to the current fair market value of the Company’s ordinary shares. The Company used the binomial model to estimate the fair value of repriced options as the Company has reassessed the exercise pattern and determined that the Binomial Pricing model was a better model for estimating the fair values of the repriced options.

Recently Issued Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, or ASU 2014-09. This new standard will replace all current U.S. GAAP guidance on this topic and eliminate all industry-specific guidance. The new revenue recognition standard provides a unified model to determine when and how revenue is recognized. The core principle is that a company should recognize revenue to correlate with the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. In July 2015, the FASB voted to defer the effective date of ASU 2014-09 by one year, while allowing a company to adopt the new revenue standard early but not before the original effective date. This guidance will be effective as to us on January 1, 2018 and can be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. We are evaluating the impact of adopting ASU 2014-09 on our consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments - Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this Update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The amendments in this Update require public business entities that are required to disclose fair value of financial instruments measured at amortized cost on the balance sheet to measure that fair value using the exit price notion consistent with Topic 820, Fair Value Measurement. The amendments in this Update require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option. The amendments in this Update require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or in the accompanying notes to the financial statements. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early application by public business entities to financial statements of fiscal years or interim periods that have not yet been issued or, by all other entities, that have not yet been made available for issuance of the following amendments in this Update are permitted as of the beginning of the fiscal year of adoption: an entity should present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk if the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. We are in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases. The new standard creates Topic 842, Leases, in the FASB Accounting Standards Codification (FASB ASC) and supersedes FASB ASC 840, Leases. ASU 2016-02 requires a lessee to recognize the assets and liabilities that arise from leases (operating and finance). However, for leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. For public business entities, the amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. We are in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The amendments require that all excess tax benefits and all tax deficiencies should be recognized as income tax expense or benefit in the income statement and that those benefits and deficiencies are discrete items in the reporting period in which they occur. Because excess tax benefits are no longer recognized in additional paid in capital, the assumed proceeds from applying the treasury stock method when computing earnings per share is amended to exclude the amount of excess tax benefits that would be recognized in additional paid-in capital. The amendments also require to no longer delay recognition of a tax benefit until the tax benefit is realized through a reduction to taxes payable. For public business entities, the amendments in this update are effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted for any entity in any interim or annual period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. We are evaluating the impact of adopting ASU 2016-09 on our consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financing Instruments-Credit Losses (Topic 326): Measure of Credit Losses on Financial Instruments. The amendments change the guidance on the impairment of financial instruments. The main objective of this Update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in this Update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. For public business entities, the amendments in this update are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. We are evaluating the impact of adopting ASU 2016-13 on our consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Company’s consolidated results of operations or financial position.